Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	$ (5,632)	$ (8,669)	$ (6,661)	$ (5,582)
Deferred income tax related to consolidated statement of income	2,350	(1,939)	(363)
Deferred tax, asset	(8,342)	(11,143)
Deferred tax liabilities	2,710	2,474
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(96)	(64)
Deferred income tax related to consolidated statement of income	(34)	(10)	(18)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	17	23
Deferred income tax related to consolidated statement of income	(1)	72	(37)
Prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	55	26
Deferred income tax related to consolidated statement of income	29	(17)	41
Property, plant and equipment, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,171)	(1,006)
Deferred income tax related to consolidated statement of income	(223)	(90)	128
Rights of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	112	176
Deferred income tax related to consolidated statement of income	(68)	(22)	197
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(340)	(325)
Deferred income tax related to consolidated statement of income	(28)	(389)	24
Finite useful lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(54)	(128)
Deferred income tax related to consolidated statement of income	69	(275)	(78)
Indefinite lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	1,412	796
Deferred income tax related to consolidated statement of income	165	140	114
Post-employment and other non-current employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(447)	(381)
Deferred income tax related to consolidated statement of income	(59)	4	65
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	2	74
Deferred income tax related to consolidated statement of income	(72)	80	(12)
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(889)	(1,627)
Deferred income tax related to consolidated statement of income	171	182	(94)
Employee profit sharing payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(444)	(208)
Deferred income tax related to consolidated statement of income	(236)	(7)	17
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(7,244)	(6,915)
Deferred income tax related to consolidated statement of income	(445)	2,342	(1,268)
Tax credits to recover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,394)	(2,594)
Deferred income tax related to consolidated statement of income	1,200	(1,629)	(122)
Cumulative other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	165	(590)
Deferred income tax related to consolidated statement of income	760	86	29
Liabilities of amortization of goodwill of business acquisition
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	5,897	6,554
Deferred income tax related to consolidated statement of income	87	0	860
Financial leasing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(155)	(211)
Deferred income tax related to consolidated statement of income	53	(23)	(190)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,058)	(2,269)
Deferred income tax related to consolidated statement of income	$ 982	$ (2,383)	$ (19)